11A. Short term borrowings (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
12. Short term borrowings
12	Short term borrowings

	2012	2011
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	55,000	36,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	60,000	41,000

(i)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2012 bear interest at fixed rates 6.00% to 7.87% (2011: 5.81% to 7.87%) per annum and are secured by the Company’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2012 was approximately RMB3,137,000 (2011: RMB1,480,000 and 2010: RMB352,000).

(ii)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2012 bear interest at fixed rates 7.50% to 7.87% (2011: 7.54% to 7.87%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2012 was approximately RMB391,245 (2011: RMB115,000).